4. Intangible Assets (Details Narrative) - CAD	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Intangible Assets Details Narrative
Intangible assets	CAD 15,970	CAD 15,970	CAD 7,141